Initial Public Offering (Detail) - USD ($)	1 Months Ended		9 Months Ended
	Apr. 18, 2017	Dec. 31, 2016	Sep. 30, 2017	Apr. 12, 2017	Apr. 06, 2017
Initial Public Offering (Textual)
Sale of stock price		$ 3.36			$ 3.36
IPO [Member]
Initial Public Offering (Textual)
Sale of additional stock issued			17,250,000
Warrants to purchase, exercise price	$ 11.50
Description of initial public offering	Each Unit consists of one share of Class A common stock, one right ("Public Right") and one-half of one warrant ("Public Warrant"). Each Public Right will convert into one-tenth(1/10) of one share of Class A common stock upon consummation of a Business Combination (see Note 7).
Proceeds sales of units	$ 2,250,000			$ 151,500,000
Sale of stock price	$ 10.00
Scenario, Plan [Member] | IPO [Member]
Initial Public Offering (Textual)
Stock price		10.00
Warrants to purchase, exercise price		$ 11.50
Description of initial public offering		Each Unit will consist of one share of Class A common stock, one right ("Public Right") and one-half of one warrant ("Public Warrant"). Each Public Right will convert into one-tenth(1/10) of one share of Class A common stock upon consummation of a Business Combination (see Note 7). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 (see Note 7).
Proceeds sales of units		$ 2,250,000
Scenario, Plan [Member] | Minimum | IPO [Member]
Initial Public Offering (Textual)
Sale of additional stock issued		15,000,000
Scenario, Plan [Member] | Maximum | IPO [Member]
Initial Public Offering (Textual)
Sale of additional stock issued		17,250,000